Investments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Investments
4.	INVESTMENTS
(a) Short-term investments
As of December 31, 2018, and 2019, short-term investments included time deposits, convertible loan, and structured note in commercial banks which is classified as available-for-sale debt securities in accordance with ASC 320-10, of RMB930,610 and RMB1,369,118 (US$196,661), respectively.
For the years ended December 31, 2017, 2018 and 2019,
 the Group recognized
interest income from its short-term investments of RMB16,929, RMB38,368 and RMB45,993 (US$6,606),
respectively. For the years ended December 31, 2017, 2018 and 2019, the Group recognized fair value gains on available-for-sale
debt securities of nil, nil and RMB6,049 (US$869) in other comprehensive income
, respectively
.
The Group recognized an impairment loss on short-term investments of nil, nil and RMB3,506 (US$504) for the years ended December 31, 2017, 2018 and 2019, respectively.
(b) Long-term investments
The company’s
l
ong-term investments include equity investments accounted for at fair value using the measurement alternative, equity investments with readily determinable fair value, equity investments method

accounted for using equity method, equity
 method
investments accounted for using fair value option and
available-for-sale
debt securities.
Equity investments accounted for at fair value using the measurement alternative
Equity investments at fair value without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321. In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2018 and 2019, the carrying amount of the Group’s equity investments accounted for at fair value using the alternative measurement was RMB1,564,062 and RMB1,895,951 (US$272,336), including RMB432,504 and RMB618,314 (US$88,815) accumulated impairment
, respectively
. During the year
s
ended December 31, 2018 and 2019, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer, the aggregate carrying amount of these investments was RMB556,537 and RMB926,926 (US$133,145) as of December 31, 2018 and 2019
, respectively.

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2018 and 2019 were as follows:

	For the year ended December, 31
	2018	2019
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	357,372	78,321	11,250
Gross unrealized losses (impairment)	(94,895)	(180,913)	(25,987)

Net unrealized gains and losses on equity securities held	262,477	(102,592)	(14,737)
Net realized gains on equity securities sold	319,711	—	—

Total net gains (losses) recognized in other income, net	582,188	(102,592)	(14,737)

Disposal gain of cost method investments amounting to RMB947,069 was recognized in “Other income, net” in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2017.
In 2019, the Group: i) acquired additional preferred
shares
of Beijing OrionStar Technology Co., Ltd. (“Beijing OrionStar”) with a cash consideration of RMB262,072 (US$37,644). Subsequent to the transaction, the Group owned 38.7% equity interests not qualified as in-substance
common stock of Beijing OrionStar. ii) acquired other equity interests in 14 equity investees for total consideration of RMB172,033 (US$24,711).
In 2018, the Group: i) acquired additional preferred
shares
of Beijing OrionStar at a cash consideration of RMB203,216. ii) disposed certain portion of equity ownership of Bytedance and recognized disposal gain of RMB300,211 and a fair value gain of RMB300,211 for the remaining portion of equity ownership in “
O
ther income, net”. iii) owned 21.9% equity interest not qualified as in-substance
common stock of Youloft HK after deconsolidation (Note 3), with fair value of RMB93,458. iv) acquired other equity interests in 14 internet companies for total consideration of RMB208,192.
In 2017, the Group acquired: i) a small minority equity interest of Bytedance at a consideration of RMB329,710, ii) preferred shares representing 29.6% equity interest of Beijing OrionStar and a two-year
warrant at a cash consideration of RMB264,768 and iii) other equity interests in 8 internet companies for total cash consideration of RMB65,130.

The Group received dividends form investees of RMB58,741, RMB nil and RMB13,217 (US$1,899) for the years ended December 31, 2017, 2018 and 2019, respectively.
Equity investments with readily determinable fair value
In 2019, the Group purchased equity interest of a company listed on the HK Stock Exchange, for a cash consideration of RMB28,051 (US$4,029). Unrealized gains for the Equity investments with readily determinable fair value were nil, nil and RMB2,853 (US$410), which were recorded in “
O
ther income, net” in the consolidated comprehensive income (loss) for years ended December 31, 2017, 2018 and 2019, respectively.
Equity investment accounted for using fair value option
In September 2019, the Group owned 49.6% equity interest of Live.me on a fully dilutive basis after deconsolidation (Note 3). The fair value of the remaining share interests was RMB388,581 (USD$55,816) as of December 31, 2019. Unrealized losses for Equity investments accounted for using fair value option were nil, nil and RMB102,555 (US$14,731), which were recorded in “
O
ther income, net” in the consolidated comprehensive income (loss) for the years ended December 31, 2017, 2018 and 2019, respectively.
Equity investments accounted for using equity method
The carrying amount of the Company’s equity method investments w ere
 RMB151,533 and RMB194,473 (US$27,934) as of December 31, 2018 and 2019, respectively.
In 2019, the Group acquired: i) equity interests in Ziniu Fund, L.P. with a cash consideration of RMB30,000 (US$4,309); ii) other equity method investments with aggregate consideration of RMB4,026 (US$
578).
In 2018, the Group acquired equity method investments with aggregate consideration of RMB5,721.
In 2017, the Group acquired: i) equity interests in Ziniu Fund, L.P. with a cash consideration of RMB40,000; ii) other equity method investments with aggregate consideration of RMB14,516.
The Group recorded a gain of RMB495, a loss of RMB384 and a gain of RMB7,594 (US$1,091) from equity investments accounted for using equity method for the years ended December 31, 2017, 2018 and 2019, respectively. The Group also recognized impairment losses of nil, RMB 31 and nil for the years ended December 31, 2017, 2018 and 2019, respectively. The Group recognized deemed disposal gain of RMB6,276, nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively.

None of equity method investments, including the investment that the Group elects to account for using the fair value option, was considered individually material for the years ended December 31, 2017, 2018 and 2019. The Group summarized the unaudited condensed financial information of the Group’s equity investments as a group below in accordance with
Rule 4-08
of Regulation
S-X:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance sheet data:
Current assets	166,559	469,712	67,470
Non-current assets	608,712	862,552	123,898
Current liabilities	5,262	280,790	40,333
Non-current liabilities	4,320	15,610	2,242
Redeemable p referred shares	—	870,001	124,968

	For the y ear ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Operating data:
Revenues	53,175	24,073	970,017	139,334
Gross profit	43,947	12,830	223,883	32,159
Operating (loss) income	(2,372)	29,066	(66,751)	(9,588)
Net income (loss)	5,849	25,301	(78,146)	(11,225)
Available-for-sale
debt securities
Available-for-sale
debt securities
in long-term investments
primarily represent investments in structured notes and convertible loans. As of December 31, 2018, and 2019, long-term
available-for-sale
debt securities were
RMB133,448 and
R
MB
6,976
(US$1,002), respectively.
The Group recognized an impairment loss on
long-term
available-for-sale
debt securities of
RMB6,594, nil and nil
for the years ended December 31, 2017, 2018 and 2019, respectively.
For the years ended December 31, 2017, 2018 and 2019, the Group recognized fair value gain (loss) on long-term
available-for-sale
debt securities of nil, RMB(3,732) and RMB4,864 (US$699) in other comprehensive income.